STOCK BASED COMPENSATION (Details 2) (USD $)	9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended			12 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended			12 Months Ended				9 Months Ended				12 Months Ended			9 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012	May 23, 2012	May 14, 2008	Dec. 31, 2010 Minimum Executive officers	Dec. 31, 2010 Maximum Executive officers	Sep. 30, 2012 Stock options security	Sep. 30, 2011 Stock options	Dec. 31, 2011 Stock options item	Dec. 31, 2010 Stock options	Dec. 31, 2009 Stock options	Sep. 30, 2012 Stock options Executive officers	Sep. 30, 2012 Stock options Rank-in-file employees	Sep. 30, 2011 Stock options Minimum	Dec. 31, 2011 Stock options Minimum	Dec. 31, 2010 Stock options Minimum	Dec. 31, 2009 Stock options Minimum	Sep. 30, 2012 Stock options Minimum	Sep. 30, 2012 Stock options Minimum Executive officers	Sep. 30, 2012 Stock options Minimum Rank-in-file employees	Sep. 30, 2012 Stock options Maximum	Sep. 30, 2011 Stock options Maximum	Dec. 31, 2011 Stock options Maximum	Dec. 31, 2010 Stock options Maximum	Dec. 31, 2009 Stock options Maximum	Sep. 30, 2012 Stock options Maximum Executive officers	Sep. 30, 2012 Stock options Maximum Rank-in-file employees	Nov. 30, 2008 Restricted Stock	Sep. 30, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Dec. 31, 2011 Restricted Stock Units	Nov. 30, 2008 Restricted Stock Units	Mar. 31, 2012 Restricted Stock Units	Sep. 30, 2012 Restricted Stock Units	Dec. 31, 2011 Restricted Stock Units	Dec. 31, 2010 Restricted Stock Units	Dec. 31, 2008 Restricted Stock Units
Stock-based compensation
Number of shares reserved for issuance								10,000,000	5,200,000
Number of shares reserved for issuance before amendment								5,200,000	3,000,000
Expiration period																										10 years
Vesting period			4 years							3 years	5 years	4 years												3 years	3 years						5 years	4 years						4 years		3 years	3 years		4 years
Options
Options outstanding at the beginning of the period (in shares)												502,249	498,562	498,562	478,554
Granted (in shares)												33,571	28,500	28,500	86,758
Exercised (in shares)			(948)	(24,902)								(15,438)	(948)	(948)	(24,901)	(2,454)
Cancelled / forfeited (in shares)												(39,970)		(23,865)	(41,849)
Options outstanding at the end of the period (in shares)												480,415		502,249	498,562	478,554
Unvested at the end of the period (in shares)												77,607		90,237
Vested and exercisable at the end of the period (in shares)												402,808		412,012
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)												$ 26.11	$ 27.72	$ 27.72	$ 29.47
Granted (in dollars per share)												$ 3.29		$ 10.64	$ 12.74
Exercised (in dollars per share)												$ 3.06		$ 2.87	$ 3.01
Cancelled / forfeited (in dollars per share)												$ 20.03		$ 40.53	$ 31.78
Options outstanding at the end of the period (in dollars per share)												$ 25.76		$ 26.11	$ 27.72	$ 29.47
Unvested at the end of the period (in dollars per share)												$ 9.00		$ 12.11
Vested and exercisable at the end of the period (in dollars per share)												$ 28.99		$ 29.19
Weighted Average Remaining Contractual Term (years)
Options outstanding												5 years 10 months 2 days		6 years 5 months 8 days	7 years 2 months 19 days	7 years 9 months 4 days
Unvested at the end of the period												8 years 8 months 1 day		8 years 9 months
Vested and exercisable at the end of the period												5 years 3 months 18 days		5 years 11 months 5 days
Aggregate Intrinsic Value
Options outstanding												$ 212,000		$ 140,000	$ 938,000	$ 698,000
Unvested at the end of the period												36,000		3,000
Vested and exercisable at the end of the period												176,000		136,000
Stock based compensation, additional disclosures
Percentage of the award vesting one year from the date of grant			0.25									0.25																					0.25
Period for vesting of one-fourth award			1 year									1 year																					1 year
Percentage of the award vesting each month after one year			0.0208									0.0208																					0.0208
Percentage of the award vesting each month				0.0208													0.0278	0.0208
Assumptions for stock option grants to employees and directors
Expected term												6 years							5 years	5 years	5 years	9 months					6 years	6 years	6 years	5 years
Risk free interest rate (as a percent)												0.95%							1.47%	1.47%	1.64%	0.325%					2.29%	2.29%	2.96%	0.84%
Expected volatility (as a percent)												98.00%							93.00%	93.00%	90.00%	65.00%					99.00%	99.00%	102.00%	169.00%
Resulting weighted average grant fair value (in dollars per share)												$ 2.52	$ 8.05	$ 8.05	$ 9.80	$ 2.73
Stock based compensation, additional information
Forfeiture rate (as a percent)																				0.00%			0.00%			30.00%		50.00%
Number of Federal Reserve securities whose weighted average is used for calculation of weighted average risk-free interest rate												2		2
Cash proceeds	$ 48,000	$ 3,000	$ 3,000		$ 7,000	$ 173,000	$ 221,000					$ 48,000	$ 3,000	$ 3,000	$ 100,000	$ 7,000
Nonvested activity
Non-vested at the beginning of the period (in shares)																																		1,632	3,418	5,204			36,463	36,463	5,142	7,812
Granted (in shares)																																	7,142				34,000	13,100	12,281	12,281	34,000
Forfeited (in shares)																																								(6,904)
Vested (in shares)																																		(1,341)	(1,786)	(1,786)				(2,010)	(2,679)	(2,670)
Non-vested at the end of the period (in shares)																																		291	1,632	3,418	36,463			39,830	36,463	5,142
Weighted Average Grant Date Value Per Share
Non-vested at the beginning of the period (in dollars per share)																																		$ 3.08	$ 3.08	$ 3.08			$ 5.60	$ 5.60	$ 3.08	$ 3.08
Granted (in dollars per share)																																								$ 3.85	$ 5.81
Forfeited (in dollars per share)																																								$ 4.99
Vested (in dollars per share)																																		$ 3.08	$ 3.08	$ 3.08				$ 3.08	$ 3.08	$ 3.08
Non-vested at the end of the period (in dollars per share)																																		$ 3.08	$ 3.08	$ 3.08	$ 5.60			$ 5.32	$ 5.60	$ 3.08